Available-for-Sale Marketable Securities	12 Months Ended
Dec. 31, 2024
Cara Therapeutics, Inc.
Available-for-Sale Marketable Securities

3.Available-for-Sale Marketable Securities

The Company has no available-for-sale marketable securities as of December 31, 2024 as all such investments have matured in 2024. As of December 31, 2023, the Company’s available-for-sale marketable securities consisted of debt securities issued by the U.S. Treasury, U.S. government-sponsored entities and investment grade institutions (corporate bonds).

The following table summarizes the Company’s available-for-sale marketable securities by major type of security as of December 31, 2023:

As of December 31, 2023

		Gross Unrealized		Estimated Fair
Type of Security	Amortized Cost	Gains	Losses	Value
U.S. Treasury securities	$37,243	$3	$—	$37,246
U.S. government agency obligations	7,500	—	(262)	7,238
Corporate bonds	4,500	—	(1)	4,499
Total available-for-sale marketable securities	$49,243	$3	$(263)	$48,983

The following table summarizes the fair value and gross unrealized losses of the Company’s available-for-sale marketable securities by investment category and disaggregated by the length of time that individual debt securities have been in a continuous unrealized loss position as of December 31, 2023:

As of December 31, 2023

	Less than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$—	$—	$7,238	$(262)	$7,238	$(262)
Corporate bonds	—	—	2,000	(1)	2,000	(1)
Total	$—	$—	$9,238	$(263)	$9,238	$(263)

As of December 31, 2024 and 2023, no allowance for credit losses were recognized on the Company’s available-for-sale debt securities as no portion of the unrealized losses associated with those securities during the periods were due to credit losses. The information that the Company considered in reaching the conclusion that an allowance for credit losses was not necessary for the following categories of securities is as follows:

There were no available-for-sale marketable securities as of December 31, 2024. As of December 31, 2023, the Company held a total of 3 out of 9 positions that were in an unrealized loss position, all of which had been in an unrealized loss position for 12 months or greater as of December 31, 2023. Unrealized losses individually and in aggregate, including any in an unrealized loss position for 12 months or greater, were not considered to be material for each respective period. Based on the Company’s review of these securities, the Company believes that the cost basis of its available-for-sale marketable securities is recoverable.

U.S. government agency obligations. The unrealized losses on the Company’s investments in direct obligations of U.S. government agencies as of December 31, 2023 were due to changes in interest rates and non-credit related factors. The credit ratings of these investments in the Company’s portfolio were not downgraded below investment grade status. The contractual terms of these investments did not permit the issuer to repay principal at a price less than the amortized cost bases of the investments, which is equivalent to the par value on the maturity date. The Company expected to recover the entire amortized cost bases of these securities on the maturity date. The Company did not intend to sell these investments, and it was not “more likely than not” that the Company would be required to sell these investments before recovery of their amortized cost bases. The Company held 2 out of 2 positions for its U.S. government agency obligations, that were in unrealized loss positions as of December 31, 2023.

Corporate bonds. The unrealized losses on the Company’s investments in corporate bonds were due to changes in interest rates and non-credit related factors. The credit ratings of these investments in the Company’s portfolio were not downgraded below investment grade status. The contractual terms of these investments did not permit the issuer to repay principal at a price less than the amortized cost bases of the investments, which is equivalent to the par value on the maturity date. The Company expected to recover the entire amortized cost bases of these securities on the maturity date. The Company did not intend to sell these investments, and it was not “more likely than not” that the Company would be required to sell these investments, before recovery of their amortized cost bases. The Company held 1 out of 2 positions for its corporate bonds, that were in unrealized loss positions as of December 31, 2023.

The Company classifies its marketable debt securities based on their contractual maturity dates. There were no available-for-sale marketable securities as of December 31, 2024 as the last of all such investments matured in November 2024. The amortized cost and fair values of marketable debt securities by contractual maturity as of December 31, 2023 was as follows:

	As of December 31, 2023
Contractual maturity	Amortized Cost	Fair Value
Less than one year	$49,243	$48,983
One year to two years	—	—
Total	$49,243	$48,983

All available-for-sale marketable securities are classified as marketable securities, current or marketable securities, non-current depending on the contractual maturity date of the individual available-for-sale security. Other income, net includes interest and dividends, accretion/amortization of discounts/premiums, realized gains and losses on sales of securities and credit loss expense due to declines in the fair value of securities, if any. The cost of securities sold is based on the specific identification method.

There were no sales of available-for-sale marketable securities during the years ended December 31, 2024 and 2023.

As of December 31, 2024 and 2023, accrued interest receivables on our available-for-sale debt securities were $62 and $139, respectively.